Stock Option Plans and Warrants to Purchase Common Stock - Schedule of share-based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of share-based compensation expense [Line Items]
Share-Based Compensation	$ 65,400	$ 70,715	$ 229,076	$ 220,656	$ 333,389	$ 361,559
Research and development [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of share-based compensation expense [Line Items]
Share-Based Compensation					142,879	158,478
General and administrative [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of share-based compensation expense [Line Items]
Share-Based Compensation					$ 190,510	$ 203,081